TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2017
TRANSACTIONS WITH RELATED PARTIES
TRANSACTIONS WITH RELATED PARTIES

NOTE 46 — TRANSACTIONS WITH RELATED PARTIES

The final controlling entity of the Company is the Federal Government of Brazil that holds 51% of common stock of the Company (See Note 35).

Company transactions with its subsidiaries, controlled companies and special purpose entities are carried out at prices and conditions that are defined by the parties, which take into consideration the terms that could be applied in the market with unrelated parties, if applicable. Among the main operations that took place with related parties, we would like to point out loans and financing granted under the above-mentioned conditions and/or according to specific legislation on such matters.

		12/31/2017			12/31/2016
	NATURE OF OPERATION	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME

Federal Government	Customers	22,673	—	—	2,245	—	—
	Other Assets	3,300	—	—	1,991	—	—
	Suppliers (BR Distribuidora)	—	5,108,628	—	—	5,937,476	—
	Reimbursement Obligations (RBNI)	—	—	—	—	700,582	—
	Other revenues	—	—	51,708	—	—	51,403

		25,973	5,108,628	51,708	4,236	6,638,058	51,403

Federal Government - BNDES	Loans and Financing Payable	—	8,738,156	—	—	10,647,232	—

		—	8,738,156	—	—	10,647,232	—

Federal Government - Banco da Amazônia	Loans and Financing Payable	—	566,038	—	—	647,787	—

		—	566,038	—	—	647,787	—

Federal Government - Banco do Brasil	Loans and Financing Payable	—	5,184,096	—	—	3,108,658	—

		—	5,184,096	—	—	3,108,658	—

Federal Government - Caixa Econômica Federal	Loans and Financing Payable	—	9,320,284	—	—	10,432,241	—

		—	9,320,284	—	—	10,432,241	—

Federal Government - FIDC	Loans and Financing Payable	—	666,401	—	—	—	—

		—	666,401	—	—	—	—

Federal Government - Global Reversal Reserve	Loans and Financing Payable	—	7,420,021	—	—	6,647,839	—

		—	7,420,021	—	—	6,647,839	—

Tesouro Nacional	Reimbursement obligations - Itaipu	—	2,598,348	—	—	2,705,947	—

		—	2,598,348	—	—	2,705,947	—

Norte Brasil Transmissora	Customers	—	—	—	203	—	—
	Other liabilities	122	—	—	—	—	—
	Service provision revenue	—	992	—	—	1,538	—
	Service provision revenue	—	—	1,098	—	—	1,035
	Fees for use of electricity network	—	—	(12,067)	—	—	(14,267)

		122	992	(10,969)	203	1,538	(13,232)

ETAU	JCP / Dividends receivable	3,163	—	—	5,616	—	—
	Service provision revenues	—	—	1,001	—	—	928

		3,163	—	1,001	5,616	—	928

ESBR	Customers	14,846	—	—	9,487	—	—
	Advance for future capital increase	734,400	—	—	535,200	—	—
	Suppliers	—	—	—	—	17,630	—
	Energy purchased for resale	—	19,660	—	—	17,206	—
	Service provision revenue	—	—	54,824	—	—	—
	Expenditure on energy purchased	—	—	(402,578)	—	—	(399,299)
	Revenue from use of electric power	—	—	—	—	—	48,206
	Other Revenues	—	—	3,677	—	—	7,369
	Other Expenses	—	—	—	—	—	(15,484)

		749,246	19,660	(344,077)	544,687	34,836	(359,208)

Costa Oeste	JCP / Dividends receivable	—	—	—	300	—	—

		—	—	—	300	—	—

TSBE - Transmissora Sul Brasileira de Energia S.A.	Dividends / JCP receivable	—	—	3,626	—	—	2,736

		—	—	3,626	—	—	2,736

Marumbi	Advance for future capital increase	—	—	—	880	—	—
	Dividends / JCP receivable	—	—	—	961	—	—
	Fees for use of electricity network	—	—	—	—	—	—

		—	—	—	1,841	—	—

		12/31/2017			12/31/2016
	NATURE OF OPERATION	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
TDG	Accounts receivable	231	—	—	225	—	—
	Advance for future capital increase	101,000	—	—	101,000	—	—
	Suppliers	—	—	—	—	115	—
	Service provision revenues	—	—	2,715	—	—	2,688
	Fees for use of electricity network	—	—	(1,155)	—	—	(1,432)

		101,231	—	1,560	101,225	115	1,256

Manaus Transmissão	Dividends / JCP receivable	1,993	—	—	3,934	—	—
	Advance for future capital increase	415	—	—	415	—	—
	Other assets	1,067	—	—	1,067	—	—
	Suppliers	—	—	—	—	1,994	—
	Other liabilities	—	597	—	—	—	—
	Fees for use of electricity network	—	—	(15,387)	—	—	(1,679)

		3,475	597	(15,387)	5,416	1,994	(1,679)

Madeira Energia	Other accounts receivable	358,084	—	—	359,959	—	—
	Financial Revenue	—	—	5,693	—	—	55,759
	Other Expenses	—	—	(220,105)	—	—	—
	Financial Expenses	—	—	(7,568)	—	—	—

		358,084	—	(221,980)	359,959	—	55,759

IE Madeira	Dividends / JCP receivable	20,737	—	—	30,630	—	—
	Suppliers	—	1,327	—	—	1,547	—
	Accounts payable	—	411	—	—	335	—
	Service provision revenues	—	—	513	—	—	199
	Other expenses (revenues)	—	—	(3,621)	—	—	—
	Fees for use of electricity network	—	—	(41,016)	—	—	(51,903)

		20,737	1,738	(44,124)	30,630	1,882	(51,704)

Manaus Construção	Dividends / JCP receivable	9,229	—	—	9,178	—	—

		9,229	—	—	9,178	—	—

STN	Accounts receivable	309	—	—	304	—	—
	Dividends / JCP receivable	7,839	—	—	8,974	—	—
	Suppliers	—	—	—	—	842	—
	Service provision revenues	—	—	3,690	—	—	3,503
	Fees for use of electricity network	—	—	(8,267)	—	—	(9,887)

		8,148	—	(4,577)	9,278	842	(6,384)

INTESA - Integração Transmissora de Energia S.A.	Dividends / JCP receivable	1,241	—	—	1,172	—	—
	Customers	—	—	—	548	—	—
	Other assets	371	—	—	—	—	—
	Suppliers	—	—	—	—	1,577	—
	Other liabilities	—	397	—	—	—	—
	Service provision revenues	—	—	4,916	—	—	—
	Other revenues	—	—	—	—	—	4,154
	Other expenses	—	—	—	—	—	(6,300)
	Expenditure on energy purchased	—	—	(123,710)	—	—	—
	Fees for use of electricity network	—	—	(11,501)	—	—	(7,719)

		1,612	397	(130,295)	1,720	1,577	(9,865)

EAPSA — Energética Águas da Pedra S.A.	Customers	317	—	—	190	—	—
	Dividends / JCP receivable	4,675	—	—	4,743	—	—
	Other assets	193	—	—	—	—	—
	Revenue from use of electricity network	—	—	2,124	—	—	197

		5,185	—	2,124	4,933	—	197

Sete Gameleiras	Dividends / JCP receivable	1,290	—	—	293	—	—
	Service provision revenues	—	—	—	—	—	—

		1,290	—	—	293	—	—

S. Pedro do Lago	Dividends / JCP receivable	1,290	—	—	341	—	—
	Service provision revenues	—	—	—	—	—	341

		1,290	—	—	341	—	341

Pedra Branca	Dividends / JCP receivable	2,035	—	—	757	—	—

		2,035	—	—	757	—	—

Brasventos Miassaba	Customers	177	—	—	89	—	—
	Dividends / JCP receivable	1,312	—	—	—	—	—
	Revenues from use of electricity network	—	—	2,045	—	—	1,415

		1,489	—	2,045	—	—	1,415

Brasventos Eolo	Customers	151	—	—	—	—	—
	Revenues from use of electricity network	—	—	1,747	—	—	666
	Other revenues	—	—	—	—	—	540

		151	—	1,747	—	—	1,206

		12/31/2017			12/31/2016
	NATURE OF OPERATION	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Enerpeixe	Customers	590	—	—	285	—	—
	Dividends / JCP receivable	15,878	—	—	26,446	—	—
	Service provision revenues	—	—	—	—	—	379
	Revenues from use of electricity network	—	—	4,053	—	—	2,475

		16,468	—	4,053	26,731	—	2,854

Transleste	Dividends / JCP receivable	1,250	—	—	282	—	—
	Suppliers	—	122	—	—	179	—
	Fees for use of electricity network	—	—	(1,376)	—	—	(1,544)

		1,250	122	(1,376)	282	179	(1,544)

Transudeste	Dividends / JCP receivable	979	—	—	1,256	—	—
	Suppliers	—	—	—	—	111	—
	Service provision revenues	—	—	180	—	—	169
	Other Revenues	—	—	193	—	—	182
	Fees for use of electricity network	—	—	(854)	—	—	(976)

		979	—	(481)	1,256	111	(625)

Transirape	Dividends / JCP receivable	1,413	—	—	678	—	—
	Suppliers	—	—	—	—	111	—
	Fees for use of electricity network	—	—	(851)	—	—	(885)

		1,413	—	(851)	678	111	(885)

Centroeste	Dividends / JCP receivable	1,154	—	—	—	—	—
	Suppliers	—	—	—	—	—	—
	Service provision revenues	—	—	855	—	—	894
	Other revenues	—	—	103	—	—	—
	Fees for use of electricity network	—	—	(578)	—	—	(672)

		1,154	—	380	—	—	222

Baguari	Advance for future capital increase	315	—	—	316	—	—
	Revenues from use of electricity network	—	—	348	—	—	212

		315	—	348	316	—	212

Retiro Baixo	Dividends / JCP receivable	2,535	—	—	2,107	—	—
	Advance for future capital increase	1,225	—	—	1,225	—	—

		3,760	—	—	3,332	—	—

Serra Facão Energia	Other accounts Receivable	101	—	—	—	—	—
	Service provision revenues	—	—	190	—	—	142
	Revenue from energy sales	—	—	2,901	—	—	—
	Other expenses	—	—	—	—	—	(20)

		101	—	3,091	—	—	122

Chapecoense	Other Accounts receivable	740	—	—	740	—	—
	Dividends / JCP receivable	25,674	—	—	24,625	—	—

		26,414	—	—	25,365	—	—

Transenergia Renovável	Dividends / JCP receivable	6,851	—	—	14,762	—	—
	Fees for use of electricity network	—	—	(644)	—	—	(723)
	Other Expenses	—	—	(43,686)	—	—	—

		6,851	—	(44,330)	14,762	—	(723)

MGE Transmissão	Other accounts receivable	—	—	—	161	—	—
	Dividends / JCP receivable	7,576	—	—	6,547	—	—
	Suppliers	—	—	—	—	113	—
	Service provision revenues	—	—	—	—	—	1,679
	Other revenues	—	—	194	—	—	183
	Fees for use of electricity network	—	—	(1,176)	—	—	(1,393)
	Other expenses	—	—	(161)	—	—	—

		7,576	—	(1,143)	6,724	113	469

Goiás Transmissão	Other accounts receivable	—	—	—	254	—	—
	Dividends / JCP receivable	22,030	—	—	17,936	—	—
	Suppliers	—	138	—	—	192	—
	Service provision revenues	—	—	—	—	—	3,258
	Fees for use of electricity network	—	—	(1,963)	—	—	(2,340)
	Other expenses	—	—	(54,640)	—	—	—

		22,030	138	(56,603)	18,190	192	918

Trans. São Paulo	Dividends / JCP receivable	848	—	—	2,557	—	—
	Suppliers	—	—	—	—	—	—
	Service provision revenues	—	—	—	—	—	1,701
	Other revenues	—	—	—	—	—	198
	Fees for use of electricity network	—	—	(305)	—	—	(336)

		848	—	(305)	2,557	—	1,563

		12/31/2017			12/31/2016
	NATURE OF OPERATION	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Caldas Novas	Dividends / JCP receivable	3,626	—	—	1,038	—	—
	Service provision revenues	—	—	721	—	—	891
	Other revenues	—	—	187	—	—	175
	Fees for use of electricity network	—	—	—	—	—	—

		3,626	—	908	1,038	—	1,066

IE Garanhuns	Dividends / JCP receivable	—	—	—	9,891	—	—
	Suppliers	—	—	—	—	529	—
	Service provision revenue	—	—	482	—	—	445

		—	—	482	9,891	529	445

Luziânia Niquelândia Transmissora	Service provision revenues	—	—	361	—	—	616
	Fees for use of electricity network	—	—	(154)	—	—	(197)

		—	—	207	—	—	419

TSLE - Transmissora Sul Litorânea de Energia S.A.	Advance for future capital increase	—	—	—	87,394	—	—
	Service provision revenues	—	—	980	—	—	812
	Fees for use of electricity network	—	—	(106)	—	—	(131)

		—	—	874	87,394	—	681

Norte Energia (Belo Monte)	Customers	5,326	—	—	3,965	—	—
	Other assets	8,959	—	—	—	—	—
	Dividends / JCP receivable	3,954	—	—	—	—	—
	Other Liabilities	—	1,030	—	—	—	—
	Service Provision Revenue	—	—	69,073	—	—	—
	Other Expenses	—	—	11,639	—	—	—
	Revenue from use of electricity network	—	—	25,796	—	—	—
	Other revenues	—	—	—	—	—	57,119

		18,239	1,030	106,508	3,965	—	57,119

AETE	Other assets	190	—	—	191	—	—
	Suppliers	—	—	—	—	175	—
	Other liabilities	—	109	—	—	—	—
	Service Provision Revenue	—	—	2,544	—	—	2,533
	Financial Revenue	—	—	325	—	—	—
	Fees for use of electricity network	—	—	(1,793)	—	—	—
	Other Expenses	—	—	—	—	—	2,124

		190	109	1,076	191	175	4,657

Brasnorte	Other assets	—	—	—	855	—	—
	Suppliers	—	—	—	—	—	—
	Other Expenses	—	—	—	—	—	(1,177)
	Service provision revenue	—	—	159	—	—	—
	Fees for use of electricity network	—	—	(999)	—	—	—

		—	—	(840)	855	—	(1,177)

TME - Transmissora Matogrossense de Energia	Suppliers	—	—	—	—	239	—
	Other liabilities	—	179	—	—	—	—
	Service provision revenue	—	—	794	—	—	—
	Fees for use of electricity network	—	—	(2,084)	—	—	—

		—	179	(1,290)	—	239	—

Transnorte	Service provision revenue	—	—	681	—	—	—
	Other Expenses	—	—	—	—	—	(333)
	Fees for use of electricity network	—	—	(241)	—	—	—

		—	—	440	—	—	(333)

CTEEP	Loans and financing	111	—	—	154	—	—
	Dividends / JCP receivable	—	—	—	1,630	—	—
	Other assets	—	—	—	641	—	—
	Rights to Reimbursement (RBNI)	—	—	—	39,114	—	—

		111	—	—	41,539	—	—

EMAE	Dividends / JCP receivable	12,753	—	—	6,213	—	—
	Other expenses	—	—	—	—	—	(227)

		12,753	—	—	6,213	—	(227)

Triângulo Mineiro Trans. S.A.	Service provision revenues	—	—	—	—	—	198
	Other Expenses	—	—	(41,161)	—	—	—
	Fees for use of electricity network	—	—	(1,422)	—	—	—

		—	—	(42,583)	—	—	198

CEPEL	Operanting expenses	—	—	(3,376)	—	—	(12,670)

		—	—	(3,376)	—	—	(12,670)

Paranaíba Transmissora de Energia S.A.	Dividends / JCP receivable	7,093	—	—	—	—	—
	Advance for future capital increase	2,082	—	—	—	—	—
	Suppliers	—	405	—	—	—	—
	Service provision revenues	—	—	—	—	—	667
	Fees for use of electricity network	—	—	(3,479)	—	—	(527)

		9,175	405	(3,479)	—	—	140

		12/31/2017			12/31/2016
	NATURE OF OPERATION	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Fronteira Oeste (FOTE)	Other Accounts Receivable	—	—	—	1,822	—	—
	Advance for future capital increase	37,467	—	—	16,144	—	—
	Service provision revenues	—	—	596	—	—	777
		37,467	—	596	17,966	—	777

Vale do São Bartolomeu Transmissora de Energia S.A.	Other accounts receivable	337	—	—	389	—	—
	Service provision revenues	—	—	1,322	—	—	760
	Other revenues	—	—	307	—	—	515
	Fees for use of electricity network	—	—	(236)	—	—

		337	—	1,393	389	—	1,275

MATA DE SANTA GENEBRA	Dividends / JCP receivable	3,251	—	—	—	—	—

		3,251	—	—	—	—	—

Lagoa Azul Transmissora	Dividends / JCP receivable	249	—	—	—	—	—
	Service provision revenues	—	—	—	—	—	368
	Other revenues	—	—	—	—	—	106
	Fees for use of network	—	—	(153)	—	—	—

		249	—	(153)	—	—	474

Itaguaçu da Bahia Energias Renováveis	Advance for future capital increase	72,814	—	—	67,130	—	—
	Other Provisions	—	633	—	—	—

		72,814	633	—	67,130	—	—

Belo Monte Transmissora SPE S.A.	Other Accounts Receivable	553	—	—	553	—	—
	Suppliers	—	1,019	—	—	—	—
	Other Assets	—	—	—	584	—	—
	Service provision revenues	—	—	2,882	—	—	—
	Fees for use of electricity network	—	—	(1,019)	—	—	—
	Financial Expenses	—	—	(961)	—	—	(288)

		553	1,019	902	1,137	—	(288)

Itaipu	Loans and financing	8,699,591	—	—	10,770,787	—	—
	Dividends / JCP receivable	1,654	—	—	4,314	—	1,952
	Financial Expenses	—	—	(828,011)	—	—	(1,417,999)

		8,701,245	—	(828,011)	10,775,100	—	(1,416,047)

Santo Antônio Energia	Customers	33,525	—	—	12,289	—	—
	Other accounts receivable	682	—	—	748	—	—
	Service provision revenues	—	—	—	—	—	3,240
	Revenues from use of electricity network	—	—	116,086	—	—	60,653
	Financial revenue	—	—	—	—	—	26,747
	Revenue from the Sale of Electric Power	—	—	76,373	—	—	72,051
	Other Expenses	—	—	(211)	—	—	(723)

		34,207	—	192,248	13,037	—	161,968

Eletros	Contributions payable - sponsor	—	28,830	—	—	31,059	—
	Provisions	—	578,666	—	—	394,035	—
	Contributions of the sponsor	—	—	(34,265)	—	—	(33,156)
	Charges	—	—	(3,462)	—	—	(2,644)

		—	607,496	(37,726)	—	425,094	(35,800)

CEEE-GT	Rights to Reimbursement (RBNI)	—	—	—	15,039	—	—

		—	—	—	15,039	—	—

Energisa MT	Loans and financing	—	—	—	264,723	—	—
	Dividends / JCP receivable	3,039	—	—	396	—	—
	Revenue from Interest, Fees, and Charges	—	—	10,333	—	—	29,002

		3,039	—	10,333	265,119	—	29,002

CEMAR	Loans and financing	132,001	—	—	217,676	—	—
	Dividends / JCP receivable	30,962	—	—	25,506	—	—
	Revenue from Interest, Fees, and Charges	—	—	6,036	—	—	20,359

		162,963	—	6,036	243,182	—	20,359

Lajeado Energia	Dividends / JCP receivable	55,896	—	—	9,692	—	—

		55,896	—	—	9,692	—	—

CEB Lajeado	Dividends / JCP receivable	9,800	—	—	—	—	—
	Revenue from Interest, Fees, and Charges	—	—	—	—	—	672

		9,800	—	—	—	—	672

Paulista Lajeado	Dividends / JCP receivable	2,666	—	—	1,210	—	—

		2,666	—	—	1,210	—	—

CEEE-D	Loans and financing	20,222	—	—	24,368	—	—
	Revenue from Interest, Fees, and Charges	—	—	1,521	—	—	1,854

		20,222	—	1,521	24,368	—	1,854

CELG Geração e Transmissão - CELG GT	Rights to Reimbursement (RBNI)	—	—	—	6,809	—	—

		—	—	—	6,809	—	—

Foz do Chapecó	Customers	923	—	—	456	—	—
	Other accounts receivable	—	—	—	123	—	—
	Service provision revenues	—	—	197	—	—	258
	Revenues from use of electricity network	—	—	8,473	—	—	5,209

		923	—	8,670	579	—	5,467

		12/31/2017			12/31/2016
	NATURE OF OPERATION	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Tijoa Participações e Investimentos S.A.	Customers	1,023	—	—	385	—	—
	Service provision revenues	—	—	1,508	—	—	—
	Revenues from use of electricity network	—	—	8,036	—	—	4,319
	Other revenues	—	—	104	—	—	—

		1,023	—	9,648	385	—	4,319

CSE Centro de Soluções Estratégicas S.A.	Other accounts receivable	144	—	—	—	—	—
	Other revenues	—	—	144	—	—	—
	Service provision revenues	—	—	272	—	—	—

		144	—	416	—	—	—

Empresa de Energia São Manoel S.A.	Service provision revenues	—	—	3,052	—	—	5,874
	Other expenses	—	—	(277,832)	—	—	—

		—	—	(274,780)	—	—	5,874

Energia Olímpica S.A.	Dividends / JCP receivable	428	—	—	—	—	—

		428	—	—	—	—	—

Teles Pires Participações	Financial Expenses	—	—	—	—	—	(851)
	Other Expenses	—	—	156,027	—	—	—

		—	—	156,027	—	—	(851)

Cia Hidrel Teles Pires	Customers	6,972	—	—	4,560	—	—
	Suppliers	—	11,422	—	—	(531)	—
	Accounts payable	—	—	—	—	6,704	—
	Energy Purchased for Resale	—	111,578	—	—	7,685	(128,858)
	Revenue from the sale of electric power	—	—	5,205	—	—	—
	Financial Revenue	—	—		—	—	—
	Revenues from use of electricity network	—	—	—
	Other revenues	—	—	52,789	—	—	36,105

		6,972	123,000	57,994	4,560	13,858	(92,753)

Vamcruz Participações S.A.	Dividends / JCP receivable	1,382	—	—	—	—	—
	Advance for future capital increase	9,800	—	—	43,099	—	—

		11,182	—	—	43,099	—	—

Rei dos Ventos	Revenues from use of electricity network	—	—	700	—	—	—

		—	—	700	—	—	—

Rei dos Ventos 3 Geradora de Energia S.A.	Customers	156	—	—	—	—	—
	Dividends / JCP receivable	364	—	—	—	—	—
	Revenues from use of electricity network	—	—	1,096	—	—	685

		520	—	1,096	—	—	685

CHAPADA DO PIAUÍ I S.A.	Other assets	—	—	—	492	—	—

		—	—	—	492	—	—

Eólica Serra das Vacas Holding S.A.	Advance for future capital increase	—	—	—	9,442	—	—

		—	—	—	9,442	—	—

Chapada do Piauí II Holding S.A.	Advance for future capital increase	—	—	—	35,213	—	—

		—	—	—	35,213	—	—

Baraúnas II	Energy purchased for resale	—	—	(6,625)	—	—	—

		—	—	(6,625)	—	—	—

MUSSAMBÊ	Dividends / JCP receivable	143	—	—	143	—	—

		143	—	—	143	—	—

Brasil Ventos Energia S.A.	Advance for future capital increase	(4,797)		—	—	—	—

		(4,797)	—	—	—	—	—

Centrais Eolica Famosa I S.A.	Other Expenses	—	582	—	—	—	—

		—	582	—	—	—	—

Centrais Eolica Pau Brasil S.A.	Revenues from use of electricity network	—	—	328	—	—	—
	Other Expenses	—	—	(226)	—	—	—
	Other Revenues	—	—	388	—	—	—

		—	—	490	—	—	—

Centrais Eolica São Paulo S.A.	Revenues from use of electricity network	—	—	383	—	—	—
	Other Expenses	—	—	(143)	—	—	—
	Other Revenues	—	—	453	—	—	—

		—	—	693	—	—	—

Centrais Eolica Rosada S.A.	Revenues from use of electricity network	—	—	661	—	—	—
	Other Expenses	—	—	(515)	—	—	—
	Other Revenues	—	—	776	—	—	—

		—	—	922	—	—	—

		12/31/2017			12/31/2016

	NATURE OF OPERATION	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Punaú I Eólica S.A.	Other Expenses	—	—	(3,730)	—	—	—
	Other Revenues	—	—	679	—	—	—

		—	—	(3,051)	—	—	—

Carnaúba I Eólica S.A.	Other Expenses	—	—	(3,281)	—	—	—
	Other Revenues	—	—	622	—	—	—

		—	—	(2,659)	—	—	—

Carnaúba II Eólica S.A.	Other Expenses	—	—	(2,352)	—	—	—
	Other Revenues	—	—	509	—	—	—

		—	—	(1,843)	—	—	—

Carnaúba III Eólica S.A.	Other Expenses	—	—	(2,375)	—	—	—
	Other Revenues	—	—	452	—	—	—

		—	—	(1,923)	—	—	—

Carnaúba V Eólica S.A.	Other Expenses	—	—	(3,232)	—	—	—
	Other Revenues	—	—	679	—	—	—

		—	—	(2,553)	—	—	—

Cervantes I Eólica S.A.	Other Expenses	—	—	(2,386)	—	—	—
	Other Revenues	—	—	452	—	—	—

		—	—	(1,934)	—	—	—

Cervantes II Eólica S.A.	Other Expenses	—	—	(1,837)
	Other Revenues	—	—	339	—	—	—

		—	—	(1,498)	—	—	—

Bom Jesus Eólica S.A.	Other Expenses	—	—	(143)	—	—	—
	Other Revenues	—	—	509	—	—	—

		—	—	366	—	—	—

Cachoeira Eólica S.A.	Other Expenses	—	—	(469)	—	—	—
	Other Revenues	—	—	340	—	—	—

		—	—	(129)	—	—	—

Pitimbu Eólica S.A.	Other Expenses	—	—	(889)	—	—	—
	Other Revenues	—	—	509	—	—	—

		—	—	(380)	—	—	—

São Caetano Eólica S.A.	Other Expenses	—	—	(227)	—	—	—
	Other Revenues	—	—	713	—	—	—

		—	—	486	—	—	—

São Caetano I Eólica S.A.	Other Expenses	—	—	(111)	—	—	—
	Other Revenues	—	—	509	—	—	—

		—	—	398	—	—	—

São Galvão Eólica S.A.	Other Expenses	—	—	(394)	—	—	—
	Other Revenues	—	—	623	—	—	—

		—	—	229	—	—	—

Banda de Couro	Energy purchased for resale	—	—	(8,102)	—	—	—

		—	—	(8,102)	—	—	—

Energia dos Ventos V	Advance for future capital increase	4,910	—	—	—	—	—
	Other Provisions	—	12,996	—	—	—	—

		4,910	12,996	—	—	—	—

Energia dos Ventos VI	Advance for future capital increase	7,249	—	—	—	—	—
	Other Provisions	—	17,936	—	—	—	—

		7,249	17,936	—	—	—	—

Energia dos Ventos VII	Advance for future capital increase	7,249	—	—	—	—	—
	Other Provisions	—	18,201	—	—	—	—

		7,249	18,201	—	—	—	—

Energia dos Ventos VIII	Advance for future capital increase	4,910	—	—	—	—	—
	Other Provisions	—	12,680	—	—	—	—

		4,910	12,680	—	—	—	—

Energia dos Ventos IX	Advance for future capital increase	4,910	—	—	—	—	—
	Other Provisions	—	12,929	—	—	—	—

		4,910	12,929	—	—	—	—